Dear Fellow Shareholders:
We are pleased to report that in the six months ended December 31, 1999, assets in the Select Fund portfolios grew to just over $24.5 million, an increase of almost 93%. More importantly, both portfolios have performed quite well, outperforming their respective benchmarks during a particularly difficult period for fixed income investments
For the six-month period, the Intermediate portfolio recorded a 1.82%* total return compared to 0.56% for the Lehman Aggregate Index and
1.12% for the Aggregate Intermediate Index. The straightforward investment-grade holdings comprising the Intermediate portfolio were negatively impacted by the steadily rising interest rates that characterized most of 1999.
The High Income portfolio turned in a 2.45%* total return for the period, compared to a 1.47% total return for the Lehman BB High Yield Index. This portfolios composition of below investment-grade corporate bonds, asset-backed securities, and convertible instruments helped boost returns. Clearly, the more aggressive credit profile and equity-linked structures in the High Income portfolio proved beneficial in an environment marked by a strong economy, a strong equity market, and rising interest rates.
Although the market value of current portfolio holdings has been under pressure, this environment has provided the opportunity to selectively add assets which should enhance the portfolios earning rates in future periods.
Over time, our ability to consistently generate a competitive level of income should benefit the net asset values of the Select Fund portfolios. Therefore, we choose to focus on opportunities to improve the future earnings of the portfolios, rather than the short-term price volatility.
Thankfully, we celebrated the New Year and the much-anticipated Y2K date change without any noticeable mishaps. Certainly, there could have been problems, perhaps even serious economic disruptions, but preparations were substantial and apparently quite effective. As the new year gets under way in the capital markets, we expect to see funds flowing back to securities and asset classes that were shunned ahead of the feared Y2K. We expect to benefit from this transition due to our preference for the off the run
-term approach is to continue to look for income-oriented assets that, in our opinion, are significantly undervalued relative to comparable alternatives.
Allen Morgan, Jr.           Jim Kelsoe
President and Director      Portfolio Manager
January 31, 2000
Below are the load-adjusted performance figures for the Morgan Keegan Select Funds Intermediate Bond and High Income portfolios for the six months ended December 31, 1999.
Intermediate Bond Fund
   Class A shares   -.37%
   Class C shares   1.49%
   Class I shares   1.82%
Class A shares carry a maximum sales load of 2% with a 12b-1 fee of .25%.
Class C shares carry no sales load but have a 12b-1 fee of .60%. Class I shares carry no sales load or 12b-1 fee.
High Income Fund
   Class A shares    -.13%
   Class C shares    2.07%
   Class I shares    2.45%
Class A shares carry a maximum sales load of 2.5% with a 12b-1 fee of .25%. Class C shares carry no sales load but have a 12b-1 fee of .75%. Class I shares carry no sales load or 12b-1 fee.
*The performance cited represents that of the Class I shares for both portfolios, which do not carry a sales load. Past performance is not indicative of future results. Share price and return will vary, so you may have a gain or loss of principal when you sell your shares.
Intermediate Bond Fund  Schedule of Investments
Principal                                          S&P Rating          Market
Amount    Name                                    (unaudited)  Cost    Value (b)
Asset Backed Securities Investment Grade 50.4%
$400,000 ACLC Business Trust 1999-2, 9.35% 1/15/21 (a) A      392,500   392,500
 100,000 Amresco Residential 1997-2 M2F, 7.665% 6/25/27A+      98,188    98,313
 100,000 Cityscape Home Equity 1997-3 B, 8.17% 7/25/18 BBB+    91,000    91,250
 465,000 Cityscape Home Equity 1997-4 M2, 7.71% 10/25/18 A     34,975   407,600
 100,000 Comm 1999-1 F, 7.239% 10/15/08                  A     90,750    84,875
 400,000 Commercial Mortgage 1999-C2, 7.80% 7/17/13      A    380,750   374,376
 270,000 Countrywide Certificates 1999-1 AF2, 6.16% 9/25 AAA  259,875   257,683
 300,000 Deutsche Mtg. & Asset 1998-C1 C, 6.861% 3/15/08 A    297,656   273,375
 199,854 Empire Funding 1998-1 M2, 7.43% 6/25/24         A    184,616   182,805
 244,821 Empire Funding 1998-1 B1, 8.56% 6/25/24         BBB  201,859   205,038
 300,000 Empire Funding 1998-2 B1, 9.03% 6/25/24         BBB  239,000   239,250
 300,000 First Plus Home Loan 1997-2 M2, 7.59% 4/10/23   A    285,906   276,564
 300,000 First Plus Home Loan 1998-2 M2, 7.51% 5/10/24   AAA  274,500   267,000
 300,000 First Plus Home Loan 1998-1 B1, 7.63% 1/24 (a)  BBB  241,125   235,689
 300,000 GMACC 1997-C1 A3, 6.869% 8/15/07                A    307,875   289,968
 310,000 Green Tree Fin. Corporation 7.27% 6/15/28       A+   289,963   288,204
 200,000 Green Tree Fin. Corporation 1997, 7.23% 2/15/29 BBB+ 191,125   182,094
 150,000 Impac Secured Assets 1998-1 M2, 7.77% 7/25/25   A    140,938   132,984
 600,000 Keystone Owner Trust 1998-P2 8.5% 1/25/29 (a)   BBB- 485,250   482,436
 350,000 The Money Store, 7.495% 5/15/30                 A    323,875   336,658
 300,000 PSB Lending 1997-3 M2, 7.63% 2/20/24            A    274,125   272,157
                                                            5,485,850 5,370,819
Corporate Bonds Investment Grade 39.1%
         Automobile Manufacturers 4.8%
 290,000 Ford Motor Credit Co., 5.75% Bond 2/23/04       A    282,096   275,413
 250,000 General Motors Acceptance Corp., 6.15% 4/05/07  A    242,766   232,788
                                                              524,862   508,201
         Automobile Rental 2.4%
 250,000 Hertz Corp., 7.625% 8/15/07                     A-   248,183   252,098
         Banks 4.6%
 500,000 Bank One, 6.875% Bond 8/01/06                   A+   487,540   486,065
         Brokerage and Investment 5.4%
 370,000 Lehman Brothers Hdlg., 6.125% Bond 7/15/03      A    359,866   355,100
 250,000 Merrill Lynch & Co., 6.00% Bond 2/17/09         AA   236,148   225,145
                                                              596,013   580,245
         Financial 1.8%
 200,000 Provident Companies Inc., 6.375% Bond 7/15/05   BBB+ 198,483   187,132
         Insurance 1.9%
 200,000 Prudential, 8.3% Bond 7/01/25                   A-   186,000   200,500
         Machinery 1.1%
 125,000 Thermo Electron Corp., 7.625% Bond 10/30/08     A    118,237   116,989
         Optical Supplies 3.2%
 400,000 Sola International, 6.875% Bond 3/15/08         BBB  369,700   345,880
         REITS 2.0%
 175,000 American Health Properties, 7.50% Bond 1/5/07   BBB  156,713   158,499
  60,000 New Plan Realty, 6.80% Bond 5/15/02             A     60,407    58,756
                                                              217,121   217,255
Intermediate Bond Fund  Schedule of Investments
Principal                                            S&P Rating         Market
Amount    Name                                      (unaudited)  Cost  Value (b)
         Retail Auto Parts 2.8%
 320,000 AutoZone, 6.00% Bond 11/01/03                   A    311,314   300,323
         Special Purpose Entity 6.1%
 185,000 BHP Finance USA LTD., 6.42% Bond 3/01/26        A    182,461   178,297
 500,000 Deutsche Bank Capital Funding, 7.872% 12/49 (a) AA   500,000   473,400
                                                              682,461   651,697
         Telecommunications 2.1%
 250,000 AT&T Corporation, 6.00% Bond 3/15/09            AA   240,468   228,165
         Transportation 0.9%
 100,000 US Freightways, 6.50% Bond 5/01/09              A     99,192    92,351
                                                            4,279,573 4,166,901
Corporate Bonds Non-Investment Grade 1.8%
         Containers Metal/Glass 1.8%
 200,000 Owens-Ill. Inc., 8.10% Bond 5/15/07             BB+  197,938   190,818
Mortgage Backed Securities 8.7%
         Collateralized Mortgage Obligation
 365,000 Federal National Mortgage Assn.  7.20%  4/25/23 AAA  367,200   363,518
 200,000 Residential Asset Trust 1998-A5  6.75% 5/25/28  AAA  194,500   183,782
 391,304 Norwest Asset Corp. 1997-10 A4, 7.00% 8/25/27   AAA  378,587   374,306
                                                              940,287   921,606
Total Investments In Securities                            10,903,648 10,650,144
(a)Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other accredited investors. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by MAM.
(b)See note 1 of accompanying notes to financial statements regarding valuation of securities.

High Income Fund  Schedule of Investments
Principal                                            S&P Rating         Market
Amount    Name                                      (unaudited)  Cost  Value (b)
Asset Backed Securities Investment Grade 26.4%
$500,000 Cityscape Home Equity Trust 8.17% 7/25/18   BBB+     456,094   456,250
 100,000 Comm 1999-1 F, 7.239% 10/15/08              BBB-      90,750    84,875
 519,620 Empire Funding 1998-1 B1, 8.56% 6/25/24     BBB      436,482   435,183
 1,788,750 Empire Funding 1998-2 B1, 9.03% 6/25/24   BBB-   1,425,306 1,426,528
 370,000 First Plus Home Loan 1997, 7.69% 9/11/23 (a)BBB      302,850   299,238
 200,000 First Plus Home Loan 1998, 7.63% 1/10/24 (a)BBB      160,750   157,126
 125,000 Green Tree Fin. Corp 1997, 7.23% 2/15/29    BBB+     119,453   113,809
 900,000 Keystone Owner Trust 1998, 8.50% 1/25/29 (a)BBB-     722,250   723,654
                                                            3,713,935 3,696,663
Asset Backed Securities Non-Investment Grade 11.1%
 1,325,000 First Plus Home Loan 1997, 8.52% 9/23 (a) BB       723,000   729,784
 750,000 First Plus Home Loan 1998, 8.36% 5/10/24 (a)BB       397,500   408,045
 700,000 Master Fin. Asset Trust 1998, 10.02% 9/20/24BB       427,000   424,375
                                                            1,547,500 1,562,204
Corporate Bonds Investment Grade 9.0%
          Banks 3.3%
 500,000 Colonial Bank, 8.0% Bond 3/15/09            BBB-     481,625   465,815
         Medical Hospitals 2.8%
 500,000 Healthsouth, 3.25% Bond 4/01/03             BBB-     392,500   387,500
         Machinery 1.1%
 175,000 Thermo Electron, 4.25% Bond 1/01/03         BBB      141,750   147,875
         Optical Supplies 1.8%
 300,000 Sola International, 6.875% Bond 3/15/08     BBB      277,000   259,410
                                                            1,292,875 1,260,600
Corporate Bonds Non-Investment Grade 28.4%
         Automobile/Equipment Rental 2.1%
 300,000 United Rentals, 9.25% Bond 1/15/09          BB-      282,000   288,000
         Containers Metal/Glass 2.1%
 300,000 Owens-Ill., Inc., 8.10% Bond 5/15/07        BB+      304,282   286,227
         Finance Consumer 0.4%
 100,000 Macsaver Financial, 7.875% Bond 8/01/03     BB+       72,000    61,000
         Insurance 1.7%
 400,000 Vesta Insurance Group, 8.75% Bond 7/15/25   B+       236,000   236,172
         Medical Hospitals 3.0%
 200,000 Columbia/HCA, 6.91% Bond 6/15/05            BB+      183,000   182,822
 250,000 Tenet Healthcare, 8.0% Bond 1/15/05         BB+      245,250   239,375
                                                              428,250   422,197
         Pharmacy Services 2.4%
 500,000 Omnicare, 5.0% Bond 10/01/07                BBB-     335,000   334,375
         Retail Petroleum Products 1.8%
 300,000 Clark USA Inc., 10.875% Bond 12/01/05       B+       277,375   258,000
         Ship Building 3.3%
 775,000 Friede Goldman, 4.50% Bond 9/15/04          B        479,305   465,000
High Income Fund  Schedule of Investments
Principal                                       S&P Rating             Market
Amount    Name                                  (unaudited)     Cost   Value (b)
          Telecommunications 10.0%
 390,000 AMSC Acquisition, 12.25% Bond 4/01/08       B-       323,700   304,688
 300,000 Global Crossing, 9.625% Bond 5/15/08        BB+      312,750   300,000
 400,000 GlobalStar LP, 11.50% Bond 6/01/05          B        300,000   266,000
 400,000 Level 3 Communications, Bond 12/01/08 (Zero coupon through
12/01/2003, thereafter 10.50%)                       B        237,250   242,000
 300,000 QWest Communications, 7.25% Bond 11/01/08   BB+      290,625   289,125
                                                            1,464,325 1,401,813
         Textiles 1.6%
 250,000 WestPoint Stevens, 7.875% Bond 6/15/08      BB       244,563   223,750
                                                            4,123,100 3,976,534
Mortgage Backed Securities 0.9%
         Collateralized Mortgage Obligation
 189,595 Chase Mtge. Fin. Corp. 1999, 6.25% 6/14 (a)Non-rated  47,873    47,873
 460,075 Hanover SPC-2, 6.25% 10/01/14 (a)           BB       391,639   383,445
 654,480 Norwest Asset Corp. 1999, 6.25% 3/25/14 (a)Non-rated 167,711   167,711
 442,643 Norwest Asset Corp. 1999-15 B6, 6.25% 6/25/14
(subordinated class) (a)                            Non-rated 110,661   110,661
 775,732 CS First Boston Mtg., 6.75% 9/25/28 (subordinated class) (a)
                                                    BB        599,254   554,168
                                                            1,317,137 1,263,858
Stocks 8.2%
 25,000 Amresco Capital Trust                                 220,056   212,500
    850 Cendant Corporation                                    28,473    31,981
  5,500 Colonial Properties                                    94,050    97,284
  7,000 General Growth Properties                             151,357   140,875
 15,000 Healthsouth                                            77,625    79,695
  1,500 QWest Communications                                   47,266    64,500
 12,000 RFS Hotel Investors                                   134,205   126,000
  9,000 Star Gas Partners                                     146,993   118,125
  3,700 Storage USA                                            99,812   111,925
  4,700 US Restaurant Properties                               90,070    65,213
  1,500 United Rentals                                         28,406    25,688
  1,500 Global Crossing                                        50,837    74,625
                                                            1,169,149 1,148,410
Repurchase Agreements 7.9%
        State Street Bank & Trust Company
Dated December 31, 1999, 3.0%, to be repurchased at $1,105,276
on January 3, 2000 (Euro deposit).                          1,105,000 1,105,000
Total Investments In Securities                           14,268,696 14,013,267
(a)Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other accredited investors. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by MAM.
(b)See note 1 of accompanying notes to financial statements regarding valuation of securities.

                                                     Intermediate    High Income
                                                       Bond Fund         Fund
Assets:
 Investments, in securities as detailed in the accompanying schedules at
market                                                10,650,144    $14,013,267
(cost $10,903,648 and $14,268,696 respectively)
 Cash on deposit with custodian                          207,676        123,086
 Accrued interest                                        136,001        212,971
 Due from affiliates                                      16,535         15,418
TOTAL ASSETS                                          11,010,356     14,364,742

Liabilities:
 Accrued expenses                                         24,514         39,691
 Payable for securities purchased                              0        661,093
 Distributions payable                                    63,597        125,630
Total Liabilities                                         88,111        826,414
Net Assets                                            10,922,245     13,538,328

Net Assets consist of:
 Net unrealized depreciation of investments             (253,504)      (255,429)
 Net proceeds of capital stock, par value $.001 per share-authorized
1 billion shares; outstanding 1,129,124 and 1,377,046 shares, respectively
                                                      11,175,749     13,793,757
 Accumulated net realized gain from sale of investments        0              0
NET ASSETS                                           $10,922,245    $13,538,328

Shares Outstanding and Net Asset Value Per Share:
 Class A shares
  Net Assets                                         $15,679,595    $13,769,155
  Shares outstanding                                     587,199        383,385
  Net Asset Value per share                                $9.67          $9.83
 Class C shares
  Net Assets                                         $13,655,642    $15,050,272
  Shares outstanding                                     377,871        513,672
  Net Asset Value per share                                $9.67          $9.83
 Class I shares
  Net Assets                                         $11,587,008    $14,718,901
  Shares outstanding                                     164,054        479,989
  Net Asset Value per share                                $9.67          $9.83

See accompanying notes to financial statements.

                                                     Intermediate    High Income
                                                      Bond Fund         Fund
Investment Income:
  Interest                                              $357,844       $665,525
  Dividends                                                              35,247
                                                         357,844        700,772
Expenses:
  Management fee                                          18,095         40,687
  Distribution fee                                        14,798         21,397
  Legal fees                                               4,209          4,788
  Audit fees                                              10,750         10,750
  Accounting and transfer agent fees                      21,000         21,000
  Custodian costs                                          3,354          3,768
  Registration fees                                        1,000          1,000
  Directors fees                                           2,750          2,750
  Other                                                    2,937          1,944
  Less:  Fee waiver and reimbursement from Advisor in excess of limitation
                                                        ( 34,690)       (32,438)
                                                          44,203         75,646
Net Investment Income                                    313,641        625,126

Realized and Unrealized Gains (Losses) on Investments:
 Change in unrealized depreciation for the period       (170,976)      (345,841)
 Net realized gain (loss) on securities                   (7,279)         6,262
Increase in net assets resulting from operations         135,386        285,547
See accompanying notes to financial statements.

                                                     Intermediate    High Income
                                                       Bond Fund         Fund
Increase (decrease) in net assets from operations:
 Net investment income                                  $313,641       $625,126
 Unrealized depreciation, net                           (170,976)      (345,841)
 Net realized gain (loss) from securities transactions    (7,279)         6,262
 Increase in net assets resulting from operations        135,386        285,547

 Distributions to shareholders from net investment income:
  Class A                                               (176,066)      (151,282)
  Class C                                                (92,179)      (284,018)
  Class I                                                (45,396)      (189,826)
 Total distributions to shareholders                    (313,641)      (625,126)
Capital share transactions
  Proceeds from shares sold:
    Class A (254,157 and 278,355 shares)               2,498,379      2,773,624
    Class C (173,093 and 122,375 shares)               1,691,627      1,220,287
    Class I (51,300 and 390,923 shares)                  502,250      3,922,852
  Proceeds from sales of shares as a result of reinvested dividends:
    Class A (16,216 and 10,070 shares)                   158,513         99,783
    Class C (7,502 and 22,203 shares)                     73,342        220,971
    Class I (4,257 and 15,151 shares)                     41,637        150,264
  Less Shares Redeemed:
    Class A [(4,433) and (6,134) shares]                 (43,288)       (60,253)
    Class C [(4,357) and (30,358) shares]                (42,347)      (300,054)
    Class I [(17,649) shares]                                          (174,640)
Net Increase in Net Assets from share transactions     4,880,113      7,852,834
Total Increase In Net Assets                           4,701,858      7,513,255
NET ASSETS:
    Beginning of Period                                6,220,387      6,025,073
    End of Period                                    $10,922,245    $13,538,328
See accompanying notes to financial statements.

Note 1:  Summary of Significant Accounting Policies
Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund (the Funds) are separate diversified investment portfolios and series of capital stock of Morgan Keegan Select Fund, Inc., an open-end management investment company. The investment objectives of the Funds are as follows:
The objective of the Morgan Keegan Intermediate Bond Fund is total return (including capital appreciation and income) by investing in investment grade, fixed income debt securities. The Morgan Keegan Intermediate Bond Fund will invest at least 65% of total assets in investment grade, intermediate term maturity bonds with average effective maturities between 3 and 10 years.
The objective of the Morgan Keegan High Income Fund is total return
(including capital appreciation and income) by investing in below investment grade, fixed income debt securities. The Morgan Keegan High Income Fund primarily invests in debt securities rated below investment grades by
Standard and Poors
or Moodys rating agency.
All organizational costs will be unconditionally absorbed by Morgan Asset Management, Inc. (the Advisor).
The inception of the Funds was January 13, 1999, and the commencement of operations was March 22, 1999.
SIGNIFICANT ACCOUNTING POLICIES
Security Valuation:
Investments in securities traded on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term securities are valued at amortized cost or original cost plus accrued interest, both of which approximate market.
Federal Income Taxes:
 The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Other Policies:
 The Fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Repurchase Agreements:
 It is the Funds policy for securities purchased under agreements to resell to have market value equal to or greater than the Funds purchase price and to have such securities taken into possession by the Funds custodian.
Use of Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
Note 2:  Multiple Class Structure and Plan of Distribution
A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each Fund. Each Fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs.
The Class A and Class C shares at each Fund have a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.
Note 3:  Payment to Related Parties
Morgan Asset Management, Inc. (the Advisor) is the investment advisor for each Fund. Morgan Keegan and Company, Inc. acts as a distributor of each of the Funds shares under a plan of distribution pursuant to Rule 12b-1.
Investment advisory and management fees and 12b-1 distribution fees are based on a percentage of each Funds average daily net assets value. The following chart represents sales charges and fees:
Morgan Keegan Intermediate Bond Fund
                                        Class A    Class C     Class I
Initial Sales Charge                     2.00%
Deferred Sales Charge                               1.00%
Investment Advisory Fee                  0.40%      0.40%       0.40%
12b-1 Fees                               0.25%      0.60%
Morgan Keegan High Income Fund
                                        Class A    Class C     Class I
Initial Sales Charge                     2.50%
Deferred Sales Charge                               1.00%
Investment Advisory Fee                  0.75%      0.75%       0.75%
12b-1 Fee                                0.25%      0.75%
Morgan Keegan and Company, Inc. provides funds accounting services  and transfer agent services for each Fund. The Advisor has agreed to waive its fee and to reimburse each Fund for its first twelve months of operations to the extent each Funds annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific level. The Advisors fees waivers for each Fund as a percentage of net assets are as follows:
                                        Class A    Class C     Class I
Morgan Keegan Intermediate Bond Fund     0.90%      1.25%       0.65%
Morgan Keegan High Income Fund           1.25%      1.75%       1.00%
Note 4:  Capital Share Transactions
At December 31, 1999, there were 100 million shares of .001 par value capital shares authorized, and paid-in capital was $11,175,749 for the Morgan Keegan Intermediate Bond Fund and $13,793,757 for the Morgan Keegan High Income Fund.
Note 5:  Investment Securities
Information related to investment securities (excluding short-term investments) by portfolio is as follows:
                                           Morgan Keegan         Morgan Keegan
                                     Intermediate Bond Fund     High Income Fund
Market Value                                10,650,144             14,013,267
Cost                                        10,903,648             14,268,696
Unrealized depreciation                       (253,504)              (255,429)
Securities with appreciation                    36,789                 99,105
Securities with depreciation                  (290,293)              (354,534)
Unrealized depreciation                       (253,504)              (255,429)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
                            Intermediate                     High Income
                             Bond Fund                          Fund
                   CLASS A   CLASS C   CLASS I       CLASS A   CLASS C   CLASS I
Net Asset Value, beginning of period
                     $9.85     $9.85     $9.85        $10.17    $10.18   $10.18
Income from Investment Operations:
 Net Investment Income
                      0.34      0.33      0.36          0.58      0.55     0.59
 Net Gains on Securities
                     (0.18)    (0.18)    (0.18)        (0.34)    (0.35)   (0.35)
Total from Investment Operations
                      0.16      0.15      0.18          0.24      0.20     0.24
Less Distributions:
 Dividends (from net investment income)
                     (0.34)    (0.33)    (0.36)        (0.58)    (0.55)   (0.59)
 Net Asset Value, end of period
                     $9.67     $9.67     $9.67         $9.83     $9.83    $9.83
 Total Return *       1.67%     1.49%     1.82%         2.43%     2.07%    2.45%
Ratios/Supplemental Data
 Net Assets, end of period
            $5,679,595  $3,655,642  $1,587,008  $3,769,155  $5,050,272 4,718,901
 Expenses to Average Net Assets **
                      0.90%     1.25%     0.65%         1.25%     1.75%    1.00%
 Net Investment Income to Average Net Assets
                      6.04%     5.88%     6.41%        10.08%     9.97%   10.46%
Portfolio Turnover Rate
                     17.00%    17.00%    17.00%         8.00%     8.00%    8.00%

FOR THE PERIOD ENDED JUNE 30, 1999
                   CLASS A   CLASS C   CLASS I       CLASS A   CLASS C   CLASS I
 Net Asset Value, beginning of period
                    $10.00    $10.00    $10.00        $10.00    $10.00    $10.00
Income from Investment Operations:
 Net Investment Income0.16      0.15      0.16          0.20      0.18      0.20
 Net Gains on Securities
                     (0.15)    (0.15)    (0.15)         0.17      0.18      0.18
  Total from Investment Operations
                      0.01      0.00      0.01          0.37      0.36      0.38
Less Distributions:
 Dividends (from net investment income)
                     (0.16)    (0.15)    (0.16)        (0.20)    (0.18)   (0.20)
 Net Asset Value, end of period
                      9.85      9.85      9.85         10.17     10.18    10.18
 Total Return *       0.06%    (0.04%)    0.13%         3.69%     3.64%    3.85%
Ratios/Supplemental Data
 Net Assets, end of period
               $3,164,863   $1,986,591 $1,068,933 $1,028,584 $4,064,710 $931,780
 Expenses to Average Net Assets+
                      0.90%     1.25%     0.65%         1.25%     1.75%    1.00%
 Net Investment Income to Average Net Assets
                      6.48%     6.22%     6.82%         8.74%     8.65%    9.40%
 Portfolio Turnover Rate
                      6.66%     6.66%     6.66%          0%        0%       0%

**Total return does not include front end sales load.
**1.55%, 2.15%, 1.12%, 1.71%, 2.40%, and 1.37% before excess reimbursement and fee waiver from Advisor for classes A, C and I of the Intermediate Bond Fund and High Income Fund, respectively.
 +3.41%, 3.82%, 3.13%, 4.39%, 4.86%, and 4.02% before excess reimbursement and fee waiver from Advisor for classes A, C and I of the Intermediate Bond Fund and High Income Fund, respectively.
See accompanying notes to financial statements.

ALABAMA
Birmingham
(205) 879-0016
Decatur
(256) 350-1925
Fairhope
(334) 928-0555
Huntsville
(256) 539-6739
Mobile
(334) 316-3100
Montgomery
(334) 262-0100
ARKANSAS
Little Rock
(501) 666-1566
Rogers
(501) 936-7774
FLORIDA
Ft. Lauderdale
(954) 728-2800
Palm Beach
(561) 835-8141
Pensacola
(850) 434-2207
Sarasota
(941) 331-1100
GEORGIA
Athens
(706) 613-9915
Atlanta
(404) 240-6700
KENTUCKY
Bowling Green
(270) 781-0430
Covington
(606) 291-9535
Lexington
(606) 253-9769
Louisville
(502) 589-7979
LOUISIANA
Baton Rouge
(225) 344-9020
Lafayette
(337) 232-0644
Mandeville
(504) 727-9923

New Orleans
(504) 529-1556
Shreveport
(318) 424-2000
MASSACHUSETTS
Boston
(617) 542-9515
MISSISSIPPI
Jackson
(601) 368-2200
NEW YORK
New York
(212) 319-0443
NORTH CAROLINA
Charlotte
(704) 442-4700
Durham
(919) 419-2500
Raleigh
(919) 781-8187
Wilmington
(910) 256-2406
TENNESSEE
Jackson
(901) 668-1010
Knoxville
(865) 521-6653
Memphis
Morgan Keegan Tower
(901) 524-4100
Memphis
Crescent Center
(901) 766-7700
Nashville
(615) 255-0600
TEXAS
Austin
(512) 329-6700
Dallas
(214) 365-5500
Houston
Post Oak Park
(713) 840-3600
Houston
Memorial City Plaza
(713) 647-5300
VIRGINIA
Richmond
(804) 225-1100